Fresh start accounting (Tables)	3 Months Ended
Mar. 31, 2017
Fresh Start Accounting [Abstract]
Schedule of enterprise value to estimated fair value of the successor's common stock

The following table reconciles the enterprise value to the estimated fair value of the Successor’s common stock as of the Effective Date:

Enterprise value	$1,200,000
Plus: cash and cash equivalents	45,123
Less: fair value of outstanding debt	(296,061)
Less: fair value of warrants (consideration for previously accrued consulting fees)	(118)

Fair value of Successor common stock on the Effective Date	$948,944

Total shares issued under the Reorganization Plan	44,982,142
Per share value (1)	$21.10

(1)	The per share value shown above is calculated based upon the financial information determined using US GAAP at the Effective Date.

Schedule of enterprise value to estimated reorganization value of the successor's assets

The following table reconciles the enterprise value to the estimated reorganization value of the Successor’s assets as of the Effective Date:

Enterprise value	$1,200,000
Plus: cash and cash equivalents	45,123
Plus: current liabilities	82,254
Plus: noncurrent liabilities excluding long-term debt	64,735

Reorganization value of Successor assets	$1,392,112

Schedule of reorganization balance sheet and fresh start accounting adjustments

Consolidated Balance Sheet

The following consolidated balance sheet is as of March 21, 2017. This consolidated balance sheet includes adjustments that reflect the consummation of the transactions contemplated by the Reorganization Plan (reflected in the column “Reorganization Adjustments”) as well as fair value adjustments as a result of the adoption of fresh start accounting (reflected in the column “Fresh Start Adjustments”) as of the Effective Date:

		Reorganization			Fresh Start
	Predecessor	Adjustments			Adjustments			Successor
Assets
Current assets:
Cash and cash equivalents	$180,456	$(135,333)	(a	)	$—			$45,123
Accounts receivable, net	46,837	—			—			46,837
Inventories, net	6,885	—			—			6,885
Prepaid expenses	4,933	(535)	(b	)	—			4,398
Derivative instruments	19,058	—			—			19,058

Total current assets	258,169	(135,868)			—			122,301
Property and equipment	38,391	—			18,987	(i	)	57,378
Oil and natural gas properties, using the full cost method:
Proved	4,355,576	—			(3,751,511)	(i	)	604,065
Unevaluated (excluded from the amortization base)	26,039	—			559,535	(i	)	585,574
Accumulated depreciation, depletion, amortization and impairment	(3,811,326)	—			3,811,326	(i	)	—

Total oil and natural gas properties	570,289	—			619,350	(i	)	1,189,639
Derivative instruments	14,295	—			—			14,295
Other assets	5,499	2,410	(c	)	590	(i	)	8,499

Total assets	$886,643	$(133,458)			$638,927			$1,392,112

Liabilities and stockholders’ equity (deficit)
Current liabilities:
Accounts payable and accrued liabilities	$64,413	$(2,737)	(a	)(d)	$—			$61,676
Accrued payroll and benefits payable	7,366	2,186	(d	)	—			9,552
Accrued interest payable	2,095	(2,095)	(a	)	—			—
Revenue distribution payable	7,975	3,050	(d	)	—			11,025
Long-term debt and capital leases, classified as current	468,814	(464,182)	(e	)	—			4,632

Total current liabilities	550,663	(463,778)			—			86,885
Long-term debt and capital leases, less current maturities	—	291,429	(f	)	—			291,429
Deferred compensation	—	519	(d	)	—			519
Asset retirement obligations	66,973	—			(2,757)	(i	)	64,216
Liabilities subject to compromise	1,281,096	(1,281,096)	(d	)	—			—
Commitments and contingencies
Stockholders’ (deficit) equity:
Predecessor common stock	14	(14)	(g	)	—			—
Predecessor additional paid in capital	425,425	(425,425)	(g	)	—			—
Successor common stock	—	450	(g	)	—			450
Successor additional paid in capital	—	948,613	(g	)	—			948,613
(Accumulated deficit) retained earnings	(1,437,528)	795,844	(h	)	641,684	(j	)	—

Total stockholders’ (deficit) equity	(1,012,089)	1,319,468			641,684			949,063

Total liabilities and stockholders’ equity (deficit)	$886,643	$(133,458)			$638,927			$1,392,112

Reorganization adjustments

(a)	Adjustments reflect the following net cash payments recorded as of the Effective Date from implementation of the Plan:

Cash proceeds from rights offering	$50,031
Cash proceeds from New Term Loan	150,000
Cash proceeds from New Revolver	120,000
Fees paid to lender for New Term Loan	(750)
Fees paid to lender for New Revolver	(1,125)
Payment in full to extinguish Prior Credit Facility	(444,440)
Payment of accrued interest on Prior Credit Facility	(2,095)
Payment of previously accrued creditor-related professional fees	(6,954)

Net cash used	$(135,333)

(b)	Reclassification of previously prepaid professional fees to debt issuance costs associated with the New Credit Facility.

(c)	Reflects issuance costs related to the New Credit Facility:

Fees paid to lender for New Term Loan	$750
Fees paid to lender for New Revolver	1,125
Professional fees related to debt issuance costs on the New Credit Facility	535

Total issuance costs on New Credit Facility	$2,410

(d)	As part of the Plan, the Bankruptcy Court approved the settlement of certain allowable claims, reported as liabilities subject to compromise in the Company’s historical consolidated balance sheet. As a result, a gain was recognized on the settlement of liabilities subject to compromise calculated as follows:

Senior Notes including interest	$1,267,410
Accounts payable and accrued liabilities	6,687
Accrued payroll and benefits payable	3,949
Revenue distribution payable	3,050

Total liabilities subject to compromise	1,281,096
Amounts settled in cash, reinstated or otherwise reserved at emergence	(10,089)
Fair value of equity issued in settlement of Senior Notes and certain general unsecured creditors	(898,914)

Gain on settlement of liabilities subject to compromise	$372,093

(e)	Reflects extinguishment of Prior Credit Facility along with associated unamortized issuance costs, establishment of New Credit Facility and adjustments to reclassify existing debt back to their scheduled maturities:

Reclassification from current to noncurrent, based on scheduled repayment, of debt no longer in default	$(22,612)
Establishment of New Term Loan—current portion	1,183
Payment in full to extinguish Prior Credit Facility	(444,440)
Write-off unamortized issuance costs associated with Prior Credit Facility	1,687

$(464,182)

(f)	Reflects establishment of our New Credit Facility pursuant to our Reorganization Plan, net of issuance costs, as well as adjustments to reclassify existing debt back to their scheduled maturities:

Origination of the New Term Loan, net of current portion	$148,817
Origination of the New Revolver	120,000
Reclassification from current to noncurrent, based on scheduled repayment, of debt no longer in default	22,612

$291,429

(g)	Adjustment represents (i) the cancellation of Predecessor equity on the Effective Date, (ii) the issuance of 44,982,142 shares of Successor common stock on the Effective Date and (iii) the issuance of 140,023 warrants on the Effective Date (see “Note 2—Chapter 11 reorganization”)

Cancellation of predecessor equity—par value	$(14)
Cancellation of predecessor equity—paid in capital	(425,425)
Issuance of successor common stock in settlement of claims	898,914
Issuance of successor common stock under rights offering	50,031
Issuance of warrants	118

Net impact to common stock-par and additional paid in capital	$523,624

(h)	Reflects the cumulative impact of the following reorganization adjustments:

Gain on settlement of liabilities subject to compromise	$372,093
Cancellation of predecessor equity	425,438
Write-off unamortized issuance costs associated with Prior Credit Facility	(1,687)

Net impact to retained earnings	$795,844

Fresh start adjustments

(i)	Represents fresh start accounting adjustments primarily to (i) remove accumulated depreciation, depletion, amortization and impairment, (ii) increase the value of proved oil and gas properties, (iii) increase the value of unevaluated oil and gas properties primarily to capture the value of our acreage in the STACK, (iv) increase other property and equipment primarily due to increases to land, vehicles, machinery and equipment and (v) decrease asset retirement obligations. These fair value measurements giving rise to these adjustments are primarily based on Level 3 inputs under the fair value hierarchy (See “Note 7—Fair value measurements”).

(j)	Reflects the cumulative impact of the fresh start adjustments discussed herein.